Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

9. Taxation

Income tax

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year, and any adjustments in respect of prior periods. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The amount of current tax payable or receivable is the best estimate of the amount expected to be paid to, or received from, tax authorities. It is calculated using tax rates and laws that have been substantively enacted at the reporting date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income/(expense) or directly to equity, in which case the tax is recognised in other comprehensive income/(expense) or in equity.

The Group recognises provisions for uncertain tax positions when it is probable that a tax authority would not accept an uncertain tax treatment. This is done by assuming the tax authority will examine all the amounts and would have full knowledge of all related information when making those examinations. Uncertain tax positions are assessed and measured on an issue-by-issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes.

Where open tax matters exist, the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of negotiations with the relevant tax authorities or, if necessary, litigation proceedings. At 31 December 2023, the Group had recognised provisions of £148m in respect of such uncertain tax positions (2022: £159m and 2021: £150m). Due to the number of uncertain tax positions held and the number of jurisdictions to which these relate, it is not practicable to give meaningful sensitivity estimates.

The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Tax charged to the income statement

The major components of income tax expense are:

Taxation charge/(credit) based on profits for the period

	2023 £m	2022 £m	2021 £m
Current year charge	570	412	361
Charge in respect of prior periods	(31)	25	(50)
Total current taxation	539	437	311
Total deferred taxation	(22)	62	(114)
Total	517	499	197

The tax charge on the Group’s profit for the year can be reconciled from the standard rate of corporation tax in the UK of 23.5% (2022: 19%, 2021: 19%) as follows:

Reconciliation of the taxation rate on the Group profits

	2023 £m	2022 £m	2021 £m
Profit before tax	1,628	1,618	1,636
UK statutory rate of taxation of 23.5% (2022: 19%, 2021: 19%)	383	307	311
Differences in overseas taxation rates	(2)	72	105
Benefit of substance-based tax rulings	(21)	(15)	(18)
R&D tax credits	(6)	(3)	(2)
Tax losses not recognised	–	1	3
Permanent differences on disposals, acquisitions and transfers	155	–	(164)
Items non-deductible/taxable for tax purposes	55	56	3
Re-assessment of prior year estimates	(65)	5	(70)
Changes in tax rates	18	76	29
Total tax charge	517	499	197

The Group has a substantial business presence in many countries around the world. The effect of overseas tax rates represents the tax impact on profits arising outside the UK that are then taxed at rates different to the statutory rate in the UK. In 2023 this results in a reduction to the tax charge due to the increase in the statutory rate of tax in the UK, whereas in 2022 and 2021 this impact was to increase the tax charge. In all years, beneficial incentives offered in certain countries have reduced the overall tax charge.

The tax effect of disposals, acquisitions and transfers can vary from the accounting profit or loss that arises. The items recorded in 2023 and 2021 relate to intra-group transfers. The tax impact of these transfers are a charge and a credit respectively, reflected in deferred tax, and relates to the different tax rates and rules that exist in various jurisdictions around the world.

Items non-deductible/taxable for tax purposes include irrecoverable withholding taxes, charges on controlled foreign companies, as well as legal and transactional fees that are not deductible for tax purposes.

The re-assessment of prior year estimates includes settlements reached following conclusion of tax authority review and differences between final tax return submissions and liabilities accrued in these financial statements; the release of prior year uncertain tax positions and a one-off deferred tax adjustment of £37m.

The impact of changes in tax rates results from the revaluation of temporary differences due to new tax rates coming into force. In 2023, this primarily relates to new Cantonal legislation substantively enacted in Switzerland that increases the applicable tax rate from 2025. In 2022 and 2021, similar changes to tax rates impacted the Group in the US and the UK respectively.

Future tax charges, and therefore the effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of research and development activity, tax regime reforms, agreements with tax authorities and resolution of open matters as the Group continues to bring its tax affairs up to date around the world.

On 20 June 2023, the UK Finance (No.2) Bill 2022-23 was substantively enacted in the UK, including legislation to implement in the UK certain parts of the OECD’s Pillar Two regime for periods beginning on or after 1 January 2024. These rules will apply to the Group. The primary purpose of this legislation is to introduce a global minimum tax rate of 15%, to address concerns about the tax contributions of large multinationals. The Group operates in territories where the tax rate is below 15%.

Tax authorities around the world are responding to the new rules in a variety of ways, with examples being the introduction of corporate income tax, amendments to statutory rates of tax, and the introduction of ‘Domestic Minimum Top Up Taxes’. The precise implementation of the changes will dictate how any additional tax will be calculated and reported by the Group in the future. Based on the rules in force at the reporting date, it is estimated that the impact of Pillar Two will increase the adjusted effective tax rate of the Group by less than 1%, primarily driven by top up taxes in respect of Switzerland.

In addition to the amounts charged to the income statement, tax of £6m has been credited directly to equity or through comprehensive income/(expense) (2022: £73m debit, 2021: £14m debit) of which a £5m credit (2022: £5m debit, 2021: £nil), is included in current tax and a £1m credit (2022: £68m debit, 2021: £14m debit) is included in deferred tax and principally relates to cash flow hedges and post-employment benefits.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill. In addition, the Group has neither recognised nor disclosed information about deferred tax assets or liabilities relating to Pillar Two income taxes as required by the temporary, mandatory deferred tax exception to IAS 12. Refer to Note 2 ‘Accounting policies’.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Deferred tax assets and liabilities comprise of:

	2023 £m	2022 £m
Deferred tax assets	265	220
Deferred tax liabilities	(3,487)	(3,601)
Total	(3,222)	(3,381)

Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2023	(90)	(3,641)	30	14	135	171	(3,381)
Exchange adjustments	6	153	(1)	(1)	(12)	(9)	136
(Charge)/credit to income statement	(10)	(125)	6	(2)	52	101	22
(Charge)/credit to statement of comprehensive income	–	–	(3)	–	–	3	–
Credit directly to equity	–	–	–	–	–	1	1
At 31 December 2023	(94)	(3,613)	32	11	175	267	(3,222)

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2022	(66)	(3,438)	50	9	117	283	(3,045)
Exchange adjustments	(6)	(233)	3	1	12	17	(206)
(Charge)/credit to income statement	(18)	(78)	1	4	6	23	(62)
(Charge)/credit to statement of comprehensive income	–	–	(24)	–	–	(44)	(68)
Reclassification and other movements	–	108	–	–	–	(108)	–
At 31 December 2022	(90)	(3,641)	30	14	135	171	(3,381)

Provision for deferred tax liabilities of £37m (2022: £40m) has been made in respect of the taxation that would arise on the future distribution of retained profits by certain overseas subsidiaries. Deferred tax is not provided on temporary differences of £206m (2022: £385m) arising on unremitted profits as management can control any future reversal and does not consider such a reversal to be probable.

The Group has recognised a deferred tax asset for trading losses of £11m (2022: £14m) on the basis of management forecasts which demonstrate these losses should be recovered in the foreseeable future. No deferred tax asset has been recognised in respect of gross tax losses of £260m (2022: £266m) due to the unpredictability of future profits. Included in this unrecognised amount are US state tax losses of £175m (2022: £178m) which can only be carried forward for between 15 and 20 years. These losses expire at various dates over the next 17 years. Other unrecognised losses may be carried forward indefinitely.